REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE.
Oil revenue	$ 140,232	$ 89,136	$ 57,296
Natural gas revenue	12,025	8,743	4,937
Natural gas liquid ("NGL") revenue	12,668	6,520	4,376
Total revenue	164,925	$ 104,399	$ 66,609
Receivables from contracts with customers	16,000
Revenue other than from contracts with customers	$ 2,800